SUPPLEMENT TO PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION
OF

WELLS FARGO ADVANTAGE ALLOCATION FUNDS

WELLS FARGO ADVANTAGE ALTERNATIVE FUNDS
WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS
WELLS FARGO ADVANTAGE DYNAMIC TARGET DATE FUNDS
WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
WELLS FARGO ADVANTAGE INCOME FUNDS
WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUNDS
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
WELLS FARGO ADVANTAGE SMALL TO MID CAP STOCK FUNDS
WELLS FARGO ADVANTAGE SPECIALTY FUNDS
WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
(Each, a “Fund,” and together, the “Funds”)

At a meeting held on August 11–12, 2015, the Boards of Trustees of the Funds approved a change in the names of the Funds whereby each Fund would remove the word “Advantage” from its name, effective December 15, 2015.

August 28, 2015                                                                                                                                  SFAM085/P403SP